Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.53%
Aerospace & Defense–1.34%
Textron, Inc.(b)	1,888,868	$130,350,781
Air Freight & Logistics–1.47%
FedEx Corp.	509,891	142,743,985
Application Software–1.09%
CDK Global, Inc.	2,199,004	105,530,202
Asset Management & Custody Banks–2.47%
Bank of New York Mellon Corp. (The)	3,168,334	162,630,584
State Street Corp.	885,156	77,132,494
		239,763,078
Automobile Manufacturers–2.07%
General Motors Co.(c)	3,543,529	201,414,188
Building Products–2.58%
Johnson Controls International PLC	2,831,012	202,190,877
Trane Technologies PLC	239,474	48,759,301
		250,950,178
Cable & Satellite–1.68%
Comcast Corp., Class A	2,774,648	163,232,542
Casinos & Gaming–0.70%
Las Vegas Sands Corp.(c)	1,593,267	67,474,857
Communications Equipment–2.22%
Cisco Systems, Inc.	3,890,735	215,429,997
Construction Machinery & Heavy Trucks–2.52%
Caterpillar, Inc.	828,169	171,223,941
Wabtec Corp.(b)	869,083	73,759,074
		244,983,015
Consumer Finance–0.48%
Capital One Financial Corp.	287,907	46,554,562
Diversified Banks–10.47%
Bank of America Corp.	8,247,109	316,359,101
Citigroup, Inc.	4,936,754	333,823,305
JPMorgan Chase & Co.	825,461	125,288,471
Wells Fargo & Co.	5,267,008	241,966,348
		1,017,437,225
Electric Utilities–1.53%
Exelon Corp.	3,173,916	148,539,269
Electrical Components & Equipment–4.15%
Eaton Corp. PLC	1,330,217	210,240,797
Emerson Electric Co.	1,913,334	193,036,267
		403,277,064
Fertilizers & Agricultural Chemicals–2.40%
CF Industries Holdings, Inc.	2,737,601	129,351,647
Corteva, Inc.	2,429,030	103,913,904
		233,265,551
Shares		Value
Health Care Distributors–2.51%
Henry Schein, Inc.(c)	1,457,223	$116,796,423
McKesson Corp.	624,872	127,367,660
		244,164,083
Health Care Facilities–3.52%
HCA Healthcare, Inc.	886,289	219,976,930
Universal Health Services, Inc., Class B	757,095	121,445,609
		341,422,539
Health Care Services–1.33%
CVS Health Corp.	1,566,625	129,027,235
Health Care Supplies–0.80%
DENTSPLY SIRONA, Inc.	1,177,606	77,769,100
Hotel & Resort REITs–0.79%
Host Hotels & Resorts, Inc.(c)	4,815,097	76,704,495
Hotels, Resorts & Cruise Lines–0.88%
Booking Holdings, Inc.(c)	39,398	85,819,087
Household Products–0.35%
Kimberly-Clark Corp.	251,517	34,135,887
Industrial Conglomerates–1.39%
General Electric Co.	10,426,113	135,018,163
Integrated Oil & Gas–2.91%
Chevron Corp.	1,712,327	174,332,012
Suncor Energy, Inc. (Canada)	5,509,538	108,152,231
		282,484,243
Integrated Telecommunication Services–0.76%
AT&T, Inc.	2,623,697	73,594,701
Internet & Direct Marketing Retail–0.67%
eBay, Inc.	960,041	65,484,397
Investment Banking & Brokerage–3.89%
Goldman Sachs Group, Inc. (The)	459,132	172,119,404
Morgan Stanley	2,147,783	206,144,213
		378,263,617
IT Consulting & Other Services–2.83%
Cognizant Technology Solutions Corp., Class A	2,499,650	183,799,264
DXC Technology Co.(c)	2,287,925	91,471,242
		275,270,506
Life & Health Insurance–0.90%
MetLife, Inc.	1,515,130	87,423,001
Managed Health Care–2.64%
Anthem, Inc.	556,130	213,559,481
UnitedHealth Group, Inc.	103,612	42,710,939
		256,270,420
Multi-line Insurance–2.40%
American International Group, Inc.	4,933,281	233,590,855

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Oil & Gas Exploration & Production–7.04%
Canadian Natural Resources Ltd. (Canada)	3,143,208	$103,723,849
ConocoPhillips	1,279,805	71,745,868
Devon Energy Corp.(b)	4,750,443	122,751,447
Hess Corp.(b)	1,534,920	117,329,285
Marathon Oil Corp.	11,276,574	130,695,493
Pioneer Natural Resources Co.	945,568	137,457,220
		683,703,162
Packaged Foods & Meats–1.38%
Kraft Heinz Co. (The)	1,817,233	69,908,954
Tyson Foods, Inc., Class A	894,116	63,893,529
		133,802,483
Paper Packaging–1.59%
International Paper Co.	2,677,584	154,657,252
Pharmaceuticals–4.83%
Bristol-Myers Squibb Co.	1,514,381	102,781,039
Johnson & Johnson	1,028,702	177,142,484
Merck & Co., Inc.	556,530	42,780,461
Sanofi, ADR (France)(b)	2,848,900	146,889,284
		469,593,268
Property & Casualty Insurance–1.10%
Allstate Corp. (The)	817,767	106,350,598
Real Estate Services–0.61%
Jones Lang LaSalle, Inc.(b)(c)	265,053	58,992,846
Regional Banks–2.83%
Citizens Financial Group, Inc.	3,026,701	127,605,714
Fifth Third Bancorp	3,240,672	117,603,987
Huntington Bancshares, Inc.	2,119,433	29,841,617
		275,051,318
Semiconductors–4.69%
Intel Corp.	2,487,282	133,616,789
NXP Semiconductors N.V. (China)	853,747	176,204,843
QUALCOMM, Inc.	971,600	145,545,680
		455,367,312
Soft Drinks–1.81%
Coca-Cola Co. (The)	3,089,822	176,212,549
Shares		Value
Specialty Chemicals–0.62%
DuPont de Nemours, Inc.	796,115	$59,748,431
Systems Software–1.73%
Microsoft Corp.	588,528	167,677,513
Tobacco–4.56%
Altria Group, Inc.	2,968,229	142,593,721
Philip Morris International, Inc.	3,004,067	300,677,066
		443,270,787
Total Common Stocks & Other Equity Interests (Cost $5,523,049,702)		9,571,816,342
Money Market Funds–1.36%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	46,254,911	46,254,911
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	32,330,108	32,343,040
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	52,862,756	52,862,756
Total Money Market Funds (Cost $131,444,990)		131,460,707
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $5,654,494,692)		9,703,277,049
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.18%
Invesco Private Government Fund, 0.02%(d)(e)(f)	5,289,091	5,289,091
Invesco Private Prime Fund, 0.12%(d)(e)(f)	12,336,279	12,341,213
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,630,304)		17,630,304
TOTAL INVESTMENTS IN SECURITIES–100.07% (Cost $5,672,124,996)		9,720,907,353
OTHER ASSETS LESS LIABILITIES—(0.07)%		(6,410,957)
NET ASSETS–100.00%		$9,714,496,396
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,711,355	$85,226,204	$(86,682,648)	$-	$-	$46,254,911	$3,098
Invesco Liquid Assets Portfolio, Institutional Class	35,298,735	58,960,482	(61,916,177)	-	-	32,343,040	853
Invesco Treasury Portfolio, Institutional Class	54,527,262	97,401,376	(99,065,882)	-	-	52,862,756	1,378
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,814,880	164,516,604	(178,042,393)	-	-	5,289,091	398*
Invesco Private Prime Fund	28,222,320	340,154,226	(356,035,333)	-	-	12,341,213	7,834*
Total	$184,574,552	$746,258,892	$(781,742,433)	$-	$-	$149,091,011	$13,561

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/31/2021	Deutsche Bank AG	USD	3,405,910	CAD	4,269,959	$16,529
Currency Risk
08/31/2021	Deutsche Bank AG	EUR	62,162,416	USD	73,528,129	(251,863)
08/31/2021	Royal Bank of Canada	CAD	138,830,603	USD	110,236,299	(1,038,604)
Subtotal—Depreciation						(1,290,467)
Total Forward Foreign Currency Contracts						$(1,273,938)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,571,816,342	$—	$—	$9,571,816,342
Money Market Funds	131,460,707	17,630,304	—	149,091,011
Total Investments in Securities	9,703,277,049	17,630,304	—	9,720,907,353
Other Investments - Assets*
Forward Foreign Currency Contracts	—	16,529	—	16,529
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,290,467)	—	(1,290,467)
Total Other Investments	—	(1,273,938)	—	(1,273,938)
Total Investments	$9,703,277,049	$16,356,366	$—	$9,719,633,415

*	Unrealized appreciation (depreciation).
Invesco Comstock Fund